FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:		12/31/2011

Is this a transition report?		N

Is this an amendment to a previous filing?		N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: COLI VUL-4 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	B.	File Number: 811-22105
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.

112.

113.

114.

115.

116.

117.

118.

119.

120.

121.

122.

123.	$152

124.

125.	$14

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	$231
	K.
	L.	$231

128.

131.	$2

132.

133.	none

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	February 23, 2012

Name of Registrant, Depositor, or Trustee:

COLI VUL-4 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Julie Collett	Witness	/s/ Jacqueline N. Drake
	Julie Collett		Jacqueline N. Drake
	Managing Counsel		Assistant Manager, Legal & Compliance